Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
(3)           Acquisitions

Acquisitions in 2014

In April 2014, the Group entered into agreements to acquire 100% equity interests in Nanjing Yukai Insurance Agency Co., Ltd. ("Nanjing") and Wenzhou Huilian Insurance Agency Co., Ltd ("Wenzhou") at the cash consideration of RMB27,000 and RMB16,000, respectively.

In April 2014, the Group also entered into an agreement to acquire the remaining 70% equity interests in Jiaxing Lianbao Insurance Agency Co., Ltd ("Jiaxing") at the cash consideration of  RMB21,000. The fair value of 30% equity interests in Jiaxing previously held by the Group was remeasured to RMB9,000, hence the Group recognized gain from step acquisition of RMB8,812 at acquisition date.

The acquisitions of Nanjing, Wenzhou and Jiaxing were completed on May 1, 2014. Pursuant to the agreements, the selling shareholders of Nanjing, Wenzhou and Jiaxing agreed to return part of considerations to the Group, if the performance criteria of Nanjing, Wenzhou and Jiaxing for years 2014 to 2016 cannot be met. The fair value of such contingent arrangements approximates to zero at the acquisition date. As for the year ended December 31, 2014, Wenzhou has met the performance criteria but Nanjing and Jiaxing has failed to meet the performance criteria. The Group has issued waivers to the sellers of Nanjing and Jiaxing to release the return of considerations related to these two companies’ under-performance for fiscal 2014.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Nanjing	Wenzhou	Jiaxing
	RMB	RMB	RMB
Net tangible assets (liabilities) acquired	(4,116)	2,708	3,670
Intangible assets	7,650	4,110	7,290
Goodwill	23,850	10,209	20,862
Deferred tax assets	1,529	—	—
Deferred tax liabilities	(1,913)	(1,027)	(1,822)
Total consideration	27,000	16,000	30,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB54,921 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s agency segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

	Useful life	Fair Value Acquired RMB
	(Years)	Nanjing	Wenzhou	Jiaxing
Customer relationship	6.7	4,840	2,920	4,630
Non-compete agreement	3.0	520	270	480
Agency agreement	6	2,290	920	2,180
Total		7,650	4,110	7,290

The weighted average amortization period of the intangible asset acquired is 6.3 years

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2013. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2013, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Pro forma for year ended December 31, 2013

	Nanjing	Wenzhou	Jiaxing
	RMB (unaudited)	RMB (unaudited)	RMB (unaudited)
Pro forma net revenues	1,769,665	1,769,428	1,780,360
Pro forma income from operations	16,561	17,531	16,348
Pro forma net income	94,541	95,289	94,215
Pro forma net income per share	0.09	0.10	0.09

Pro forma for year ended December 31, 2014

	Nanjing	Wenzhou	Jiaxing
	RMB (unaudited)	RMB (unaudited)	RMB (unaudited)
Pro forma net revenues	2,159,466	2,155,319	2,163,231
Pro forma income from operations	30,612	30,840	31,355
Pro forma net income	161,580	161,736	162,318
Pro forma net income per share	0.16	0.16	0.16

The amounts of Nanjing, Wenzhou and Jiaxing’s net revenue and earnings included in the Group’s consolidated income statement from May 1, 2014 to December 31, 2014 are RMB19,060, RMB11,902 and RMB22,136, respectively and RMB2,323, RMB1,151 and RMB619, respectively.